Investment Portfolioas of November 30, 2024 (Unaudited)
DWS New York Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 96.3%
New York 93.6%
Albany, NY, Airport Authority Revenue:
Series B, AMT, 5.0%, 12/15/2025	1,400,000	1,423,604
Series B, AMT, 5.0%, 12/15/2026	500,000	516,090
Albany, NY, Capital Resource Corp., National Charter School Revenue, Equitable School Revolving Fund LLC:
Series D, 4.0%, 11/1/2046	1,500,000	1,506,658
Series D, 4.0%, 11/1/2051	1,000,000	994,960
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Faculty- Student Housing Corp., Series A, 5.0%, 10/1/2045, INS: AGMC	1,000,000	1,035,108
Broome County, NY, Local Development Corp. Revenue, United Health Services Hospitals, Inc., Project, 4.0%, 4/1/2050, INS: AGMC	1,250,000	1,223,779
Broome County, NY, Local Development Corp., Revenue, Good Shepherd Village at Endwell Obligated Group, 4.0%, 7/1/2041	1,000,000	933,102
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project:
Series A, 4.0%, 11/1/2040	1,000,000	899,831
Series A, 4.0%, 11/1/2045	1,000,000	864,070
City of Long Beach, NY, General Obligation, Series B, 5.25%, 7/15/2042, INS: BAM	650,000	702,479
Dutchess County, NY, Local Development Corp. Revenue, Culinary Institute Of America Project:
4.0%, 7/1/2036	200,000	197,548
4.0%, 7/1/2037	200,000	195,807
4.0%, 7/1/2038	200,000	192,912
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/1/2035, GTY: Goldman Sachs Group, Inc.	5,000,000	5,838,086
Long Island, NY, Electric System Revenue, Power Authority:
Series E, 5.0%, 9/1/2053	1,000,000	1,087,512
Series A, 5.25%, 9/1/2054	500,000	559,667
Monroe County, NY, Industrial Development Corp. Revenue, Rochester Regional Health Projects, Series A, 4.0%, 12/1/2046	1,000,000	945,932
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	1,500,000	1,388,941
Monroe County, NY, Industrial Development Corp. Revenue, True North Rochester Preparatory Charter School Project, Series A, 144A, 5.0%, 6/1/2050	1,000,000	1,016,247
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 4.0%, 7/1/2050	1,000,000	999,402
Monroe County, NY, State General Obligation, 4.0%, 6/1/2029, INS: BAM	2,000,000	2,034,693
New York, Brookhaven Local Development Corp., Revenue, Jefferson's Ferry Project, 5.25%, 11/1/2036	1,200,000	1,235,591
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,526,084
New York, Build New York City Resource Corp. Revenue, Academic Leadership Charter School Project, 4.0%, 6/15/2036	720,000	719,855
New York, Build New York City Resource Corp. Revenue, Classical Charter School Project, Series A, 4.75%, 6/15/2053	850,000	853,864
New York, Build New York City Resource Corp. Revenue, East Harlem Scholars Obligated Group, 144A, 5.75%, 6/1/2042	1,000,000	1,073,861
New York, Build New York City Resource Corp. Revenue, KIPP NYC Public School Facilities, 5.25%, 7/1/2052	1,000,000	1,050,445

New York, Build New York City Resource Corp. Revenue, New Dawn Charter School Project, 144A, 5.75%, 2/1/2049	1,000,000	1,000,689
New York, Build New York City Resource Corp. Revenue, The Children's Aid Society Project, 4.0%, 7/1/2049	1,000,000	984,364
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project, 144A, AMT, 5.0%, 1/1/2035	750,000	750,546
New York, General Obligation, Series B, 5.0%, 3/15/2041	1,000,000	1,136,705
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	1,500,000	1,586,433
New York, Hudson Yards Infrastructure Corp., Series A, 5.0%, 2/15/2039	2,000,000	2,065,554
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, “3”, 2.8%, 9/15/2069	2,750,000	2,561,870
New York, Metropolitan Transportation Authority Revenue:
Series G-1G, 3.02% (a), 12/6/2024, LOC: TD Bank NA	300,000	300,000
Series B, 4.0%, 11/15/2034	3,500,000	3,528,038
Series D1, 5.0%, 11/15/2043	1,000,000	1,061,734
Series A2, 5.0% (b), 11/15/2045	2,665,000	2,892,033
New York, State Dormitory Authority Revenue, Institute of Technology, 5.25%, 7/1/2054	750,000	806,667
New York, State Dormitory Authority Revenue, Non State Supported Debt, St. Joseph's College:
Series A, 4.0%, 7/1/2031	500,000	476,266
Series A, 4.0%, 7/1/2032	500,000	470,951
Series A, 4.0%, 7/1/2033	500,000	465,932
Series A, 4.0%, 7/1/2035	500,000	454,894
Series A, 5.0%, 7/1/2030	500,000	506,777
New York, State Dormitory Authority Revenue, Non State Supported Debt, Teacher's College, 5.0%, 7/1/2052	1,500,000	1,611,042
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Iona College, Series A, 5.0%, 7/1/2051	500,000	512,348
New York, State Dormitory Authority Revenue, Non-Supported Debt, Columbia University, Series A, 5.0%, 10/1/2047	2,400,000	2,901,677
New York, State Dormitory Authority Revenue, State University:
Series A, 5.0%, 7/1/2048	1,145,000	1,185,789
Series A, Prerefunded, 5.0%, 7/1/2048	855,000	924,796
Series A, 5.0%, 7/1/2053	835,000	898,371
New York, State Dormitory Authority Revenue, Wagner College, 5.0%, 7/1/2047	2,000,000	1,980,349
New York, State Dormitory Authority Revenue, White Plains Hospital Obligated Group, 5.25%, 10/1/2049	1,250,000	1,346,934
New York, State Dormitory Authority Revenue, Yeshiva University, Series A, 5.0%, 7/15/2037	1,500,000	1,587,678
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System, Series A, 5.0%, 5/1/2030	1,500,000	1,509,748
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Northwell Health Obligated Group, Series A, 5.0%, 5/1/2043 (c)	1,000,000	1,101,785
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Northwell Health System, Series A, 5.0%, 5/1/2052	1,000,000	1,065,695
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center, Series A, 5.0%, 7/1/2033	360,000	369,245
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Langone Hospitals Obligated Group, Series A, 5.0%, 7/1/2030	500,000	561,396
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	20,000	20,030
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School, Series A, 4.0%, 7/1/2052	1,500,000	1,452,442
New York, State Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	1,430,000	1,489,762
New York, State Dormitory Authority, Non-State Supported Debt, Series A, 5.25%, 10/1/2050, INS: AGMC	1,100,000	1,197,186
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.25%, 3/15/2052	1,500,000	1,667,785

New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 4.0%, 3/15/2049	1,500,000	1,499,478
Series A, 5.0%, 3/15/2045	2,835,000	2,985,895
New York, State Environmental Facilities Corp. Revenue, Clean Water & Drinking Water, Series A, 5.25%, 6/15/2053	1,000,000	1,128,022
New York, State Environmental Facilities Corp., Casella Waste Systems Inc., Series R-2, 144A, AMT, 5.125% (b), 9/1/2050, GTY: Casella Waste Systems, Inc.	250,000	265,671
New York, State Housing Finance Agency Revenue, Series C-2, 3.8% (b), 11/1/2062	1,000,000	1,004,093
New York, State Housing Finance Agency Revenue, 15 Hudson Yards Housing, Series A, 1.65%, 5/15/2039	1,639,537	1,320,948
New York, State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 4.56% (a), 12/2/2024, LOC: Landesbank Hessen-Thuringen	90,000	90,000
New York, State Housing Finance Agency Revenue, West 38th Street LLC, Series A, 3.57% (b), 5/1/2042	1,000,000	1,001,579
New York, State Housing Finance Agency, Personal Income Tax Revenue, Series A-2, 3.35% (b), 6/15/2054	1,000,000	1,001,727
New York, State Liberty Development Corp. Revenue, A World Trade Center Project:
Series A, 1.9%, 11/15/2031	200,000	172,086
“1", Series A, 3.0%, 9/15/2043	2,000,000	1,736,352
“3", Series A, 3.5%, 9/15/2052	1,000,000	859,219
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 221, AMT, 3.5%, 10/1/2032	480,000	474,192
New York, State Power Authority Revenue, Series A, 4.0%, 11/15/2055	865,000	854,401
New York, State Power Authority Revenue, Green Transmission Project:
Series A, 4.0%, 11/15/2042, INS: AGMC	335,000	342,443
Series A, 5.25%, 11/15/2040, INS: AGMC	450,000	531,233
Series A, 5.25%, 11/15/2041, INS: AGMC	400,000	469,423
Series A, 5.25%, 11/15/2043, INS: AGMC	500,000	581,009
New York, State Thruway Authority, Series P, 5.25%, 1/1/2054	2,000,000	2,211,162
New York, State Transportation Development Corp. Exempt Facility Revenue, State Thruway Services Area Project, AMT, 4.0%, 10/31/2041	500,000	471,464
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.25%, 12/31/2054, INS : AGC	1,500,000	1,616,808
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminal:
AMT, 4.0%, 10/1/2030	1,000,000	1,003,928
AMT, 6.0%, 4/1/2035	600,000	675,190
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	948,110
AMT, 6.0%, 6/30/2054	3,000,000	3,275,054
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport C & D Redevelopment, AMT, 4.375%, 10/1/2045	1,700,000	1,657,096
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project:
Series A, AMT, 5.0%, 12/1/2034	105,000	111,281
Series A, AMT, 5.0%, 12/1/2036	275,000	289,930
AMT, 5.0%, 12/1/2041	1,525,000	1,606,642
New York, State Urban Development Corp., Personal Income Tax Revenue, Series E4, 3.0%, 3/15/2048	2,000,000	1,661,232
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2054	2,000,000	2,171,536
New York, State Urban Development, Empire State Development Corp., Sales Tax Revenue, Series A, 5.0%, 3/15/2054	2,000,000	2,184,267
New York, Suffolk Regional Off-Track Betting Co., 6.0%, 12/1/2053	1,000,000	1,049,746
New York, Transportation Development Corp. Special Facility Revenue, Series C, 5.0%, 12/1/2035	575,000	621,081

New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels:
Series C, 5.0%, 5/15/2047	3,000,000	3,256,496
Series A, 5.0%, 11/15/2049	660,000	701,294
Series A, 5.0%, 5/15/2054	1,500,000	1,633,109
Series A, 5.0%, 11/15/2056	1,000,000	1,061,037
Series A-1, 5.25%, 11/15/2051	2,000,000	2,245,358
Series B, 5.25%, 5/15/2054	1,000,000	1,112,559
New York, TSASC, Inc., Series B, 5.0%, 6/1/2048	1,500,000	1,407,378
New York City, NY, General Obligation, Series A, 5.0%, 8/1/2051	2,000,000	2,175,557
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series A-2, 3.73% (b), 5/1/2063	1,000,000	1,006,958
New York City, NY, Industrial Development Agency, Pilot Revenue, Yankee Stadium Project, Series A, 4.0%, 3/1/2045, INS: AGMC	1,000,000	995,001
New York City, NY, Municipal Water Finance Authority Revenue, Series DD, 5.25%, 6/15/2046	2,000,000	2,233,542
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series AA-1, 5.25%, 6/15/2053	1,000,000	1,113,390
Series BB-1, 5.25%, 6/15/2054	2,000,000	2,224,885
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A3, 3.0%, 5/1/2045	3,000,000	2,554,415
Series F-1, 5.0%, 2/1/2043	585,000	642,240
Series A, 5.0%, 5/1/2053	2,000,000	2,167,166
Series D, 5.25%, 5/1/2048	1,500,000	1,690,569
Series C, 5.25%, 5/1/2049	1,000,000	1,124,552
Series G-1, 5.25%, 5/1/2051	1,000,000	1,119,647
Series F-1, 5.25%, 2/1/2053	2,000,000	2,227,756
New York Counties, NY, Tobacco Trust IV, Series A, 5.0%, 6/1/2051	2,000,000	1,862,673
New York, NY, General Obligation:
Series 3, 3.5% (a), 12/2/2024	1,100,000	1,100,000
Series B-1, 5.25%, 10/1/2043	1,000,000	1,119,635
Series C-1, 5.25%, 9/1/2050	1,000,000	1,121,225
Series C, 5.25%, 3/1/2053	1,500,000	1,667,156
Series D-1, 5.5%, 5/1/2044	285,000	321,712
Niagara County, NY, Frontier Transportation Authority, Buffalo Niagara International Airport:
Series A, AMT, 5.0%, 4/1/2037	335,000	345,730
Series A, AMT, 5.0%, 4/1/2038	600,000	617,936
Onondaga, NY, Civic Development Corp. Revenue, Le Moyne College Project:
Series B, 4.0%, 7/1/2039	325,000	313,835
Series B, 4.0%, 7/1/2040	290,000	278,137
5.0%, 7/1/2046	450,000	460,473
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, Series A, 5.7%, 1/1/2028* (d)	1,400,000	840,000
Oyster Bay, NY, State General Obligation, 4.0%, 2/15/2026	2,000,000	2,029,358
Port Authority of New York & New Jersey:
Series 195, AMT, 5.0%, 10/1/2026	1,125,000	1,158,988
Series 207, AMT, 5.0%, 9/15/2031	3,500,000	3,647,005
Series 197, AMT, 5.0%, 11/15/2034	3,000,000	3,063,072
Series 193, AMT, 5.0%, 10/15/2035	3,000,000	3,028,066
Series 242, AMT, 5.0%, 12/1/2044	1,695,000	1,827,207
Suffolk County, NY, Tobacco Asset Securitization Corp., Series A2, 4.0%, 6/1/2050	1,000,000	920,226
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	2,879,868
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue:
Series A, 5.0%, 5/15/2045	3,000,000	3,290,194
Series A-1, 5.25%, 5/15/2059	2,000,000	2,205,088
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	405,000	444,425
Series A, 5.0%, 9/1/2031	1,855,000	2,029,832

Westchester County, NY, Local Development Corp., Westchester Medical Center Obligated Revenue, 5.75%, 11/1/2048, INS: AGMC	1,000,000	1,133,578
Westchester County, NY, Tobacco Asset Securitization, Series B, 5.0%, 6/1/2041	2,750,000	2,798,833
Western Nassau County, NY, Water Authority:
Series A, 4.0%, 4/1/2046	300,000	301,115
Series A, 4.0%, 4/1/2051	600,000	600,791
Yonkers, NY, Economic Development Corp., Educational Revenue, Charter School of Educational Excellence Project:
Series A, 5.0%, 10/15/2049	640,000	643,531
Series A, 5.0%, 10/15/2050	325,000	328,438
Series A, 5.0%, 10/15/2054	465,000	466,167
Yonkers, NY, General Obligation, Series F, 5.0%, 11/15/2038, INS: BAM	600,000	678,601
Yonkers, NY, Industrial Development Agency, New Community School Project, 4.0%, 5/1/2046	2,655,000	2,633,415
		192,171,156
Guam 1.1%
Guam, Antonio B. Won Pat International Airport Authority Revenue, Series A, AMT, 5.25%, 10/1/2042	400,000	429,943
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2045	1,000,000	1,074,729
Series A, 5.0%, 1/1/2050	145,000	150,912
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	210,000	216,635
Series A, 5.0%, 10/1/2038	190,000	195,950
Series A, 5.0%, 10/1/2040	135,000	138,592
		2,206,761
Puerto Rico 1.6%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	415,135	399,992
Series A1, 4.0%, 7/1/2046	515,217	491,428
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2033	925,000	996,586
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	4,000,000	1,355,140
		3,243,146
Total Municipal Investments (Cost $200,295,988)		197,621,063

	Shares	Value ($)

Closed-End Investment Companies 3.2%
Nuveen New York AMT-Free Quality Municipal Income Fund (Cost $5,724,091)	598,900	6,635,812

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $206,020,079)	99.5	204,256,875
Other Assets and Liabilities, Net	0.5	979,632
Net Assets	100.0	205,236,507
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.

(a)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of November 30,
2024. Date shown reflects the earlier of demand date or stated maturity date.

(b)
Variable or floating rate security. These securities are shown at their current rate as of November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	When-issued security.
(d)	Defaulted security or security for which income has been deemed uncollectible.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$197,621,063	$—	$197,621,063
Closed-End Investment Companies	6,635,812	—	—	6,635,812
Total	$6,635,812	$197,621,063	$—	$204,256,875

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DNYTF-PH1
R-080548-2 (1/25)